VARIABLE INTEREST ENTITIES - Narrative (Details)		12 Months Ended
	Oct. 04, 2023	Dec. 31, 2024
Variable Interest Entity [Line Items]
Variable interest entity ownership percentage		100.00%
Columbia Gas and Columbia Gulf
Variable Interest Entity [Line Items]
Equity interest percentage	40.00%